SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 86
                                 ----
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  80
                   ----
                     (Check appropriate box or boxes.)

              TOUCHSTONE INVESTMENT TRUST
-----------------------------------------------------------------
         (Exact name of Registrant as Specified in Charter)

      221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
------------------------------------------------------------------
         (Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------
Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
-----------------------------------------------------------------
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

                           TOUCHSTONE INVESTMENT TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Cover Page; Back Cover Page
2...........................  Money Market Fund, Investment Strategies and Risks
3...........................  Money Market Fund
4...........................  Money Market Fund; Investment Strategies and Risks
5..........................   None
6...........................  The Fund's Management
7...........................  Choosing a Class of Shares, Investing with
                              Touchstone, Distributions and Taxes
8............................ Investing with Touchstone
9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  Definitions, Policies and Risk
                              Considerations, Quality Ratings of Fixed-Income
                              Obligations, Investment Limitations, Portfolio
                              Turnover
13..........................  Trustees and Officers, Code of Ethics
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plan, Custodian,
                              Independent Auditors, Transfer, Accounting and
                              Administrative Agent
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price, Choosing a Share
                              Class, Other Purchase Information, Redemption in
                              Kind
19..........................  Taxes
20..........................  The Distributor
21..........................  Performance Information
22..........................  Financial Statements

                                   PROSPECTUS




                                              DECEMBER 31, 2002





     MONEY MARKET FUND




    The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits

     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government

     o    Short-term corporate debt securities

     o    Taxable and tax-exempt municipal securities

     o    Variable and floating rate securities

     o    Repurchase agreements

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease.

     o If issuers are unable to make timely payments of interest or principal.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in Class A shares of the Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started.

Since Class S shares have no previous operating history, the performance shown is for Class A shares, which are not offered in this Prospectus. Class S shares would have annual returns substantially similar to those of Class A shares because both classes invest in the same portfolio of securities. The annual returns would differ only to the extent that the two classes do not have the same expenses.

The Fund's past performance does not necessarily indicate how it will perform in the future.

MONEY MARKET FUND - CLASS A
5.06%         5.13%         5.01%         4.84%         6.05%         3.95%
1996          1997          1998          1999          2000          2001

During the period shown in the bar chart, the highest quarterly return was 1.55% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.63% (for the quarter ended December 31, 2001).

The year-to-date return of the Fund's Class A shares as of September 30, 2002 is 1.41%.

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in Class A shares of the Fund. It shows the average annual returns of Class A shares for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                        1 Year    5 Years    Since Fund Started*
                                        ------    -------    ------------------
MONEY MARKET FUND - CLASS A SHARES       3.95%     5.04%            5.05%

*    Class A shares began operations on September 29, 1995.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This section describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT.) There are no shareholder transaction fees.

                                           ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                            0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.60%
--------------------------------------------------------------------------------
Other Expenses1                                                            0.35%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.45%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                                    0.30%
--------------------------------------------------------------------------------
Net Expenses2                                                              1.15%
--------------------------------------------------------------------------------

1    Other Expenses are based on estimated amounts for the current fiscal year.

2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2003.

The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year               $  132
---------------------------
3 Years              $  497
---------------------------
5 Years              $  885
---------------------------
10 Years             $1,975
---------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors.

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
---------------------------------------------

MONEY MARKET INSTRUMENTS include:

     o    Bank obligations
     o    Short-term government securities
     o    Short-term corporate debt securities
     o    Short-term municipal securities
     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration and the Tennessee Valley Authority
     o    U.S. Treasuries issued without interest coupons (STRIPS)
     o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT  SECURITIES are  obligations of a corporation to pay interest and
repay  principal.   Corporate  debt  securities  include  commercial  paper  and commercial notes.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

ASSET-BACKED SECURITIES represent groups of other assets, for example, credit card receivables that are combined or pooled for sale to investors.

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service and Fitch Ratings or Baa or better by Moody's Investors Service, Inc.

REPURCHASE AGREEMENTS are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.


THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended, since 1994. As of December 31, 2002, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor. Touchstone Advisors discusses its expectations for performance with the Fund's sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the sub-advisor's contract should be renewed, modified or terminated.

The Trust and Touchstone Advisors have applied for, and the SEC has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer and accounting agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund's sub-advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.48% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington makes the day-to-day decisions regarding buying and selling specific securities for the Fund. Fort Washington manages the investments held by the Fund according to the Fund's investment goals and strategies.

Fort Washington has been registered as an investment advisor under the Investment Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2002, Fort Washington had approximately $20 billion in assets under management. Fort Washington has been managing the Fund since 2000.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's sub-advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers two classes of shares: Class A and Class S shares. Class A shares are offered in a separate prospectus. For more information about Class A shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). However, the current 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

We are required by law to obtain certain personal information from you, which will be used by us to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities, Inc. ("Touchstone") may be automatically invested in Class S shares of the Fund on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

     o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

     o    There is no minimum amount for initial or additional investments.

     o Your financial institution will act as the shareholder of record of your Class S shares.

     o Purchase orders received by financial institutions before the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's net asset value ("NAV"). Purchase orders received from financial institutions after 5:00 p.m., Eastern time, are processed at the NAV next determined on the following business day.

     o You may receive a dividend in the Fund on the day you wire an investment if your financial institution notifies Touchstone of the wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based on the Fund's NAV next computed after such order is received in proper form.

     o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

     o Financial institutions are responsible for placing their orders in a timely manner.

     o    Financial   institutions   may  set  different   minimum  initial  and
          additional investment requirements, may impose other restrictions or may charge you fees for their services.

     o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     o    Shares held through a financial  institution  may be transferred  into
          your  name   following   procedures   established  by  your  financial
          institution and Touchstone.

     o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

     o    For  more  information   about  how  to  purchase  shares,   telephone
          Touchstone   (Nationwide  call  toll-free   1.800.543.0407)   or  your
          financial institution.

EXCHANGES
--------------------------------------------------------------------------------

     o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by Touchstone in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made before 12:30 p.m. Eastern time.

     o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form.

     o Your financial institution may charge you a fee for selling your shares.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o Your financial institution will be required to provide a Medallion signature guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

          o    Requiring personal identification
          o Making checks payable only to the owner(s) of the account shown on Touchstone's records
          o Mailing checks only to the account address shown on Touchstone's records
          o Directing wires only to the bank account shown on Touchstone's records
          o Providing written confirmation for transactions requested by telephone
          o    Tape recording instructions received by telephone

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to your financial institution within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone or electronic request). Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays
     o    When trading on the NYSE is restricted
     o When an emergency situation causes the Fund's sub-advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets
     o    During any other time when the SEC, by order, permits.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called NAV, is determined as of 4:00 p.m., Eastern time, every day the NYSE is open. The Fund calculates its NAV per share by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be distributed daily and paid monthly.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash. The Fund expects that its distributions will primarily consist of investment income.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

STATEMENTS AND NOTICES. Your financial advisor will receive an annual statement outlining the tax status of your distributions. Your financial advisor will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended September 30, 2000 and thereafter was audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.
Information for prior periods was audited by other independent accountants. Information for Class S shares is not available since this class has not yet begun operations. The returns for Class S shares may differ from the returns of Class A shares due to differences in expenses between the classes.

Money Market Fund - Class A

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              ONE
                                                         YEAR         YEAR         YEAR         YEAR         MONTH        YEAR
                                                         ENDED,       ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    AUG. 31,
                                                         2001         2000         1999         1998         1997(A)      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       -------------------------------------------------------------------------
Net investment income ..............................      0.048        0.056        0.046        0.050        0.004        0.050
                                                       -------------------------------------------------------------------------
Dividends from net investment income ...............     (0.048)      (0.056)      (0.046)      (0.050)      (0.004)      (0.050)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       =========================================================================
Total return .......................................      4.91%        5.79%        4.74%        5.07%        4.99%(C)     5.14%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 84,452     $ 42,935     $ 23,198     $ 18,492     $ 73,821     $ 94,569
                                                       =========================================================================
Ratio of net expenses to average net assets(B) .....      0.65%        0.65%        0.65%        0.79%        0.80%(C)     0.65%

Ratio of net investment income to average net assets      4.60%        5.75%        4.63%        4.95%        4.99%(C)     5.03%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.05%, 1.13%, 1.11% and 0.79% for the periods ended September 30, 2001, 2000, 1999 and August 31, 1997, respectively.

(C)  Annualized.

For investors who want more information
about the Fund, the following documents
are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION
(SAI): The SAI provides more detailed
information about the Fund and is
legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's
annual and semiannual reports provide
additional information about the Fund's
investments.

You can get free copies of the SAI, the
reports, other information and answers
to your questions about the Fund by
contacting your financial advisor, or
the Fund at: Touchstone Family of Funds
o 221 East Fourth Street, Suite 300 o
Cincinnati, Ohio 45202 o 1.800.543.0407
o http://www.touchstonefunds.com

Information about the Fund (including
the SAI) can be reviewed and copied at
the Securities and Exchange Commission's
Public Reference Room in Washington,              DISTRIBUTOR
D.C. You can receive information about            Touchstone Securities, Inc.
the operation of the public reference             221 East Fourth Street
room by calling the SEC at                        Cincinnati, Ohio 45202-4133
1.202.942.8090.                                   1.800.638.8194
                                                  www.touchstonefunds.com
Reports and other information about the
Fund are available on the SEC's internet          INVESTMENT ADVISOR
site at http://www.sec.gov. For a fee,            Touchstone Advisors, Inc.
you can get text-only copies of reports           221 East Fourth Street
and other information by writing to the           Cincinnati, Ohio 45202-4133
Public Reference Room of the SEC, 450
Fifth Street N.W., Washington, D.C.               TRANSFER AGENT
20549-0102, or by sending an e-mail               Integrated Fund Services, Inc.
request to: publicinfo@sec.gov.                   P.O. Box 5354
                                                  Cincinnati, Ohio 45201-5354
Investment Company Act file no. 811-2538
Member Western & Southern Financial Group         SHAREHOLDER SERVICE
                                                  1.800.543.0407

                           TOUCHSTONE INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 31, 2002

                                MONEY MARKET FUND
                                 CLASS S SHARES

This Statement of Additional Information is not a prospectus. It should be read together with the prospectus dated December 31, 2002 for Class S shares of the Money Market Fund. A copy of the Fund's prospectus can be obtained by writing to the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133, or by calling the Trust nationwide toll-free 1.800.543.0407, in Cincinnati 362.4921.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           TOUCHSTONE INVESTMENT TRUST
                        221 EAST FOURTH STREET, SUITE 300
                             CINCINNATI, OHIO 45202

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE

THE TRUST......................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................4

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS...................................11

INVESTMENT LIMITATIONS........................................................13

TRUSTEES AND OFFICERS.........................................................15

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................19

THE DISTRIBUTOR...............................................................22

DISTRIBUTION PLAN.............................................................22

SECURITIES TRANSACTIONS.......................................................24

CODE OF ETHICS................................................................26

PORTFOLIO TURNOVER............................................................26

CALCULATION OF SHARE PRICE ...................................................26

CHOOSING A SHARE CLASS........................................................27

TAXES.........................................................................28

REDEMPTION IN KIND............................................................29

HISTORICAL PERFORMANCE INFORMATION............................................30

PRINCIPAL SECURITY HOLDERS....................................................30

CUSTODIAN.....................................................................31

INDEPENDENT AUDITORS..........................................................32

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT.................................32

FINANCIAL STATEMENTS..........................................................33

THE TRUST
---------

Touchstone Investment Trust (the "Trust"), formerly Countrywide Investment Trust, was organized as a Massachusetts business trust on December 7, 1980. The Trust currently offers six series of shares to investors: the High Yield Fund, the Core Bond Fund, the Touchstone Intermediate Term U.S. Government Bond Fund, the Touchstone U.S. Government Money Market Fund, the Touchstone Institutional U.S. Government Money Market Fund and the Money Market Fund. This Statement of Additional Information provides information about Class S shares of the Money Market Fund (the "Fund"). Information about the other series of the Trust and Class A shares of the Fund is contained in a separate Statement of Additional Information. The Fund has its own investment objective and policies.

Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of the Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Fund, on August 29, 1997, succeeded to the assets and liabilities of another mutual fund of the same name (referred to individually as the "Predecessor Fund"), which was an investment series of Trans Advisor Funds, Inc. The investment objective and policies of the Fund and its Predecessor Fund are substantially identical and the financial data and information for the period ended prior to September 1, 1997 relate to the Predecessor Fund.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities of the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund and the rights of shares of any other fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund. Any general expenses of the Trust not readily identifiable as belonging to the Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Class A and Class S shares of the Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and
(v) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below:


REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Fund will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. As a matter of current operating policy, the Fund will not enter into a repurchase agreement not terminable within seven days if, as result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned
securities  or  loss  of  rights  in  the   collateral  if  the  borrower  fails
financially.

To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The
Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor, the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Advisor, the Sub-Advisor or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING. The Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The 1940 Act requires the Fund to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is the Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. As a matter of operating policy, the Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. This operating policy is not fundamental and may be change by the Board without shareholder approval.

The Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of current operating policy, the Fund does not intend to make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

Borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value ("NAV"). This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund's policies on borrowing are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding shares.

BANK DEBT INSTRUMENTS. The Fund may invest in bank debt instruments. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the Fund's restrictions on illiquid investments (see "Investment Limitations").

The Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The Sub-Advisor, subject to the overall supervision of the Board of Trustees, carefully considers these factors when making investments. The Fund does not limit the amount of its assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located. Investments in obligations of foreign banks are subject to the overall limit of 25% of total assets that may be invested in a single industry.

COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term, (usually from 1 to 270 days) unsecured promissory notes issued by U.S. corporations in order to finance their current operations. Certain notes may have floating or variable rates.

Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restrictions on illiquid investments (see "Investment Limitations"), unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid.

VARIABLE RATE DEMAND INSTRUMENTS. The Fund may purchase variable rate demand instruments. Variable rate demand instruments that the Fund will purchase are variable amount master demand notes that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Fund may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon the prime rate of a bank or another appropriate interest rate adjustment index as provided in the respective instruments. The Fund may only purchase variable rate demand instruments which have received a short-term rating meeting the Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Sub-Advisor to be of comparable quality. If such an instrument does not have a demand feature exercisable by the Fund in the event of default in the payment of principal or interest on the underlying securities, the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Sub-Advisor may determine that an unrated variable rate demand instrument meets the Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet the Fund's quality standards, the Fund either will sell it in the market or exercise the demand feature as soon as practicable.

As a matter of operating policy, the Fund will not invest more than 10% of its net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board without shareholder approval. The Fund intends to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity in order to make redemptions of its shares, or (3) to maintain the quality standards of the Fund's investment portfolio.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. The Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

RESTRICTED  SECURITIES.  The Fund may  invest up to 10% of its  total  assets in restricted securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933. The absence of a trading market can make it difficult to ascertain a market value of illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities generally can be sold in a privately negotiated transaction, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares. However, in general, the Fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.

MUNICIPAL SECURITIES. The Fund may invest in taxable and tax-exempt municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

GUARANTEED INVESTMENT CONTRACTS. The Fund may make investments in obligations issued by highly rated U.S. insurance companies, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"). A GIC is a general obligation of the issuing insurance company and not a separate account. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest that is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. GIC investments that do not provide for payment within seven days after notice are subject 1940 Act restriction on investments in illiquid securities, which is currently limited to up to 15% of net assets.

PRIVATE PLACEMENT INVESTMENTS. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Securities and Exchange Commission (the "SEC") set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Sub-Advisor the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will monitor and periodically review the Sub-Advisor's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to its liquidity.

SENIOR SECURITIES. The following activities will not be considered to be issuing senior securities with respect to the Fund.

     (1) collateral arrangements in connection with any type of option, future contract, forward contract or swap;
     (2) collateral arrangements in connection with initial and variation margin;

     (3) a pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings; or
     (4) a pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of the Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the Fund).

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS
-------------------------------------------

CORPORATE BONDS

MOODY'S INVESTORS SERVICES, INC. PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE BOND RATINGS:

     Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

     Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

     A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

STANDARD & POOR'S RATINGS GROUP PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE BOND RATINGS:

     AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

     AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

     A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

FITCH RATINGS PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE BOND RATINGS:

     AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

     AA - "AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

     A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."


CORPORATE NOTES

MOODY'S INVESTORS SERVICES, INC. PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE NOTE RATINGS:

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

STANDARD & POOR'S RATINGS GROUP PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE NOTE RATINGS:

SP-1 "Debt rated SP-1 has very strong or strong  capacity to pay  principal  and
     interest.   Those  issues   determined  to  possess   overwhelming   safety
     characteristics will be given a plus (+) designation."

SP-2 "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER

DESCRIPTION OF COMMERCIAL PAPER RATINGS OF MOODY'S INVESTORS SERVICES, INC.:

Prime-1  "Superior capacity for repayment of short-term promissory obligations."

Prime-2  "Strong capacity for repayment of short-term promissory obligations."

DESCRIPTION OF COMMERCIAL PAPER RATINGS OF STANDARD & POOR'S RATINGS GROUP:

A-1 "This designation indicates that the degree of safety regarding timely payment is very strong."

A-2 "Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1."

DESCRIPTION OF COMMERCIAL PAPER RATINGS OF FITCH RATINGS

F-1 - "Indicates the strongest capacity for timely payments of financial commitments."

F-2 - "Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings."


INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE FUND ARE:

     1. BORROWING MONEY. The Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING. The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     3. LOANS. The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     5. COMMODITIES. The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

     6. CONCENTRATION. The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. The Fund may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     1. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities.


     2. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     3. SHORT SALES. The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.


With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of the Fund and the Trust presently intends to continue this policy. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
------------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                                    NUMBER
                                          OFFICE2                                                   OF FUNDS
                                            AND                                                     OVERSEEN
       NAME                  POSITION(S)  LENGTH                                                     IN THE           OTHER
     ADDRESS                 HELD WITH    OF TIME       PRINCIPAL OCCUPATION(S)                    TOUCHSTONE     DIRECTORSHIPS
       AGE                   TRUST        SERVED        DURING PAST 5 YEARS                         FAMILY3           HELD4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder             Trustee      Until         President and a director of IFS                32         Director of
Touchstone Advisors, Inc.                 retirement    Financial Services, Inc. (a holding                       LaRosa's (a
221 East Fourth Street                    at age 75     company), Touchstone Advisors, Inc. (the                  restaurant chain).
Cincinnati, OH                            or until      Trust's investment advisor) and
Age: 47                                   she           Touchstone Securities, Inc. (the Trust's
                                          resigns or    distributor).  She is Senior Vice
                                          is            President of The Western and Southern
                                          removed       Life Insurance Company and a director of
                                                        Capital Analysts Incorporated (a
                                          Trustee       registered investment advisor and
                                          since 1999    broker-dealer), Integrated Fund
                                                        Services, Inc. (the Trust's
                                                        administrator and transfer agent) and
                                                        IFS Fund Distributors, Inc. (a
                                                        registered broker-dealer). She is also
                                                        President and a director of IFS Agency
                                                        Services, Inc. (an insurance agency),
                                                        IFS Insurance Agency, Inc. and Fort
                                                        Washington Brokerage Services, Inc. (a
                                                        registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------

John F. Barrett              Trustee      Until         Chairman of the Board, President and           32         Director of The
The Western and Southern                  retirement    Chief Executive Officer of The Western                    Andersons Inc. (an
Life Insurance Company                    at age 75     and Southern Life Insurance Company and                   agribusiness and
400 Broadway                              or until      Western- Southern Life Assurance                          retailing
Cincinnati, OH                            he resigns    Company; Director and Vice Chairman of                    company),
Age: 53                                   or is         Columbus Life Insurance Company;                          Convergys
                                          removed       Director of Eagle Realty Group, Inc.,                     Corporation (a
                                                        and Chairman of Fort Washington                           provider of
                                          Trustee       Investment Advisors, Inc.                                 integrated billing
                                          since 2002                                                              solutions,
                                                                                                                  customer care
                                                                                                                  services and
                                                                                                                  employee care
                                                                                                                  services) and
                                                                                                                  Fifth Third
                                                                                                                  Bancorp.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster  II       Trustee      Until         Retired Senior Partner of Frost Brown          32         Director of
5155 Ivyfarm Road                         retirement    Todd LLC (a law firm).                                    Consolidated
Cincinnati, OH                            in 2005 or                                                              Health Services,
Age: 74                                   until he                                                                Inc.
                                          resigns or
                                          is removed

                                          Trustee
                                          Since 2000
------------------------------------------------------------------------------------------------------------------------------------

                                       15

------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman           Trustee      Until         Retired Vice President of The Procter &        32         Director of
c/o Touchstone                            retirement    Gamble Company.  A Trustee of The                         LCA-Vision (a
Advisors, Inc.                            at age 75     Procter & Gamble Profit Sharing Plan and                  laser vision
221 East Fourth Street                    or until      the Procter & Gamble Employee Stock                       correction
Cincinnati, OH                            he resigns    Ownership Plan.                                           company).
Age: 73                                   or is
                                          removed

                                          Trustee
                                          since 1999
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox               Trustee      Until         President and Chief Executive Officer of       32         Director of the
105 East Fourth Street                    retirement    Cox Financial Corp. (a financial                          Federal Reserve
Cincinnati, OH                            at age 75     services company).                                        Bank of Cleveland;
Age: 54                                   or until                                                                Broadwing, Inc. (a
                                          he resigns                                                              communications
                                          or is                                                                   company); and
                                          removed                                                                 Cinergy
                                                                                                                  Corporation (a
                                          Trustee                                                                 utility company).
                                          since 1999
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner             Trustee      Until         Principal of HJL Enterprises (a                32         None
4700 Smith Road                           retirement    privately held investment company);
Cincinnati, OH                            at age 75     Chairman of Crane Electronics, Inc. (a
Age: 64                                   or until      manufacturer of electronic connectors).
                                          he resigns
                                          or is
                                          removed

                                          Trustee
                                          since 1981
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson           Trustee      Until         President of Orchem, Inc. (a chemical          32         Director of
621 Tusculum  Avenue                      retirement    specialties distributor), Orpack Stone                    Countrywide Credit
Cincinnati, OH                            at age 75     Corporation (a corrugated box                             Industries, Inc.
Age: 63                                   or until      manufacturer) and ORDMS (a solution
                                          he resigns    planning firm).
                                          or is
                                          removed

                                          Trustee
                                          since
                                          1981
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg          Trustee      Until         Retired Partner of KPMG LLP (a certified       32         Trustee of Good
4815 Drake Road                           retirement    public accounting firm).  He is Vice                      Samaritan
Cincinnati, OH                            at age 75     President of St. Xavier High School.                      Hospital, Bethesda
Age: 68                                   or until                                                                Hospital and
                                          he resigns                                                              Tri-Health, Inc.
                                          or is
                                          removed

                                          Trustee
                                          since 1999
------------------------------------------------------------------------------------------------------------------------------------

John P. Zanotti              Trustee      Until         CEO and Chairman of Avaton, Inc. (a            32         None
5400 Waring Drive                         retirement    wireless entertainment company).  CEO
Cincinnati, OH                            at age 75     and Chairman  of  Astrum Digital
Age: 54                                   or until      Information (an information monitoring
                                          he resigns    company) from 2000 until 2001; President
                                          or is         of Great American Life Insurance Company
                                          removed       from 1999 until 2000; Senior Executive
                                                        of American Financial Group, Inc. (a
                                          Trustee       financial services company) from 1996
                                          since 2002    until 1999.

------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                                    NUMBER
                                          OFFICE                                                    OF FUNDS
                                            AND                                                     OVERSEEN
       NAME                  POSITION     LENGTH                                                     IN THE           OTHER
     ADDRESS                 HELD WITH    OF TIME       PRINCIPAL OCCUPATION(S)                    TOUCHSTONE     DIRECTORSHIPS
       AGE                    TRUST1      SERVED        DURING PAST 5 YEARS                         FAMILY2           HELD
------------------------------------------------------------------------------------------------------------------------------------

Patrick T. Bannigan          President    Until he      Senior Vice President of Touchstone            32         None
Touchstone                                sooner        Advisors, Inc. and Touchstone
Advisors, Inc.                            dies,         Securities, Inc. Prior to March 2002
221 East Fourth Street                    resigns,      he was Senior Vice President and
Cincinnati, OH                            is            Director of Corporate Planning &
Age: 37                                   removed       Product Development for Evergreen
                                          or            Investment Services.
                                          becomes
                                          disqualified

                                          President
                                          since 2002
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler          Vice         Until he      Vice President of Touchstone Advisors,         32         None
Touchstone                   President    sooner        Inc. and  Touchstone  Securities, Inc.;
Advisors, Inc.                            dies,         Prior to July 2002 he was Vice
221 East Fourth Street                    resigns,      President of Evergreen Investment
Cincinnati, OH                            is            Services.
Age: 36                                   removed
                                          or
                                          becomes
                                          disqualified

                                          Vice
                                          President
                                          since 2002

------------------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky           Vice         Until she     Senior Vice President and Secretary of         32         None
Touchstone                   President    sooner        Fort Washington Brokerage Services,
Advisors, Inc.                            dies,         Inc., Integrated Fund Services, Inc.
221 East Fourth Street                    resigns,      and IFS Fund Distributors, Inc. She is
Cincinnati, OH                            is            Assistant Secretary of Fort Washington
Age: 50                                   removed       Investment Advisors, Inc.
                                          or
                                          becomes
                                          disqualified

                                          Vice
                                          President
                                          since 1998
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft         Controller   Until she     Senior Vice President, Chief Financial         32         None
Touchstone                                sooner        Officer and Treasurer of Integrated
Advisors, Inc.                            dies,         Fund Services, Inc., IFS Fund
221 East Fourth Street                    resigns,      Distributors, Inc. and Fort Washington
Cincinnati, OH                            is            Brokerage Services, Inc. She is Chief
Age: 40                                   removed       Financial Officer of IFS Financial
                                          or            Services, Inc., Touchstone Advisors,
                                          becomes       Inc. and Touchstone Securities, Inc.
                                          disqualified  and Assistant Treasurer of Fort
                                                        Washington Investment Advisors, Inc.
                                          Controller
                                          since 2000

------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart           Treasurer    Until he      President of Integrated Fund Services,         32         None
Integrated Fund                           sooner        Inc. and IFS Fund Distributors, Inc.
Services, Inc.                            dies,         From 1998 until 2000, he was a
221 East Fourth Street                    resigns,      Director, Transfer Agency and Mutual
Cincinnati, OH                            is            Fund Distribution for Nationwide
Age: 40                                   removed       Advisory Services, Inc. From 1990 until
                                          or            1998, he was Vice President, Client
                                          becomes       Services for BISYS Fund Services.
                                          disqualified

                                          Treasurer
                                          since 2000
------------------------------------------------------------------------------------------------------------------------------------

                                       17

------------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking              Secretary    Until she     Vice President - Managing Attorney of          32         None
Integrated Fund                           sooner        Integrated Fund Services, Inc. and IFS
Services, Inc.                            dies,         Fund Distributors, Inc.
221 East Fourth Street                    resigns,
Cincinnati, OH                            is
Age: 34                                   removed
                                          or
                                          becomes
                                          disqualified

                                          Secretary
                                          since 1999
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2001:

                                    DOLLAR RANGE OF          AGGREGATE DOLLAR
                                  EQUITY SECURITIES         RANGE OF SHARES IN
                                       IN TRUST           THE TOUCHSTONE FAMILY1

John F. Barrett                       $1 - $10,000          $50,001 - $100,000
J. Leland Brewster II                     None               $10,001 - $50,000
William O. Coleman                        None                 $1 - $10,000
Phillip R. Cox                            None                     None
H. Jerome Lerner                      $1 - $10,000             Over $100,000
Jill T. McGruder                   $50,001 - $100,000          Over $100,000
Oscar P. Robertson                   Over $100,000             Over $100,000
Robert E. Stautberg                       None               $10,001 - $50,000

1 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended September 30, 2002. Mr. Zanotti began serving on the Board in November 2002 and therefore did not receive any compensation during the fiscal year.

                                                                    AGGREGATE
                                                   DEFERRED         COMPENSATION
                                                   COMPENSATION     FROM THE
                                  COMPENSATION     ACCRUED          TOUCHSTONE
NAME                              FROM TRUST       FROM TRUST1      FAMILY2
----                              ----------       -----------      -------
John F. Barrett                   $     0          $     0          $     0
J. Leland Brewster II             $ 1,360          $ 3,453          $19,250
William O. Coleman                $ 3,971          $   841          $19,250
Philip R. Cox                     $ 4,813          $     0          $19,250
H. Jerome Lerner                  $ 4,625          $     0          $18,500
Jill T. McGruder                  $     0          $     0          $     0
Oscar P. Robertson                $ 1,432          $ 2,568          $16,000
Robert E. Stautberg               $ 1,360          $ 3,453          $19,250
John P. Zanotti                   $     0          $     0          $     0

1 Effective January 1, 2001, the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended September 30, 2002 is as follows: J. Leland Brewster II - $13,812, William O. Coleman - $3,365, Oscar P. Robertson - $10,271 and Robert E. Stautberg - $13,812.

2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

Effective January 1, 2003, each Independent Trustee receives a quarterly retainer of $3,000 and a fee of $3,000 for each Board meeting attended in person or $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for each committee meeting attended in person or $300 for attendance by telephone. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions:

AUDIT COMMITTEE. Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended September 30, 2002, the Audit Committee held four meetings.

VALUATION  COMMITTEE.  Messrs.  Coleman,  Cox and  Robertson  are members of the
Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended September 30, 2002, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended September 30, 2002, the Nominating Committee held one meeting. The Nominating Committee does not consider nominees recommended by shareholders.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Fund's investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Fund's Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of its average daily net assets up to $50 million; 0.45% of average net assets from $50 million to $150 million; 0.40% of average net assets from $150 million to $250 million; and 0.375% of average net assets over $250 million. Prior to May 1, 2000, Fort Washington Brokerage Services, Inc. was the Fund's investment advisor.

During the fiscal years ended September 30, 2002, 2001 and 2000, the Fund paid advisory fees of $418,756, $321,649 and $169,763, respectively. Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $418,756, $266,518 and $162,682 of its fees for the fiscal years ended September 30, 2002, 2001 and 2000, respectively, and reimbursed the Fund $179,087 for the fiscal year ended September 30, 2002 in order to reduce the operating expenses of the Fund.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of the Fund to 0.65% for Class A shares and 1.15% for Class S shares. These expense limitations will remain in effect until at least September 30, 2003.

The Fund shall pay the expenses of its  operation,  including but not limited to
(i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Fund; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Fund with the SEC, state or blue sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Fund's investment advisory agreement will remain in force until May 1, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees who have no direct financial interest in the investment advisory agreement, by a vote cast in person at a meeting called for the purpose of voting such approval.

In determining whether to approve the continuation of the Fund's investment advisory agreement, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Trustees, including a majority of the Independent Trustees, to make the determination that the continuance of the advisory agreement is in the best interests of the Fund and its shareholders. Specifically the Board was provided: (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information and (3) the Advisor's revenues and costs of providing services to the Fund. The Board compared the advisory fees and total expense ratios for the Fund with the industry median advisory fees and expense ratios in its investment category and found the advisory fees paid by the Fund were reasonable and appropriate under all facts and circumstances. The Board noted the Fund's performance results during the twelve months ended September 30, 2002. The Board also considered the effect of the Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has consistently waived advisory fees and reimbursed expenses for the Fund as necessary to reduce its operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Fund. The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor and its timeliness in responding to performance issues.

The Fund's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the Fund's discretionary portfolio manager. The Sub-Advisor selects the portfolio securities for investment by the Fund, purchases and sells securities and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor, which is paid monthly at an annual rate of 0.15% of the Fund's average daily net assets up to $100 million; 0.125% of net assets from $100 million to $200 million; 0.10% of net assets from $200 million to $300 million; and 0.075% of net assets over $300 million. The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to the Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of a majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of the Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. The Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder. In determining whether to approve the continuation of the Fund's sub-advisory agreement, the Board compared the Fund's sub-advisory fees with the industry median sub-advisory fees in its investment category and found the sub-advisory fees were reasonable and appropriate. The Board also considered the Fund's performance during the twelve months ended September 30, 2002 and noted that it reviews on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of the Fund will be notified of any changes in its sub-advisor.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone") is the principal underwriter of the Fund and, as such, the exclusive agent for distribution of shares of the Fund. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

The Fund may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

DISTRIBUTION PLAN
-----------------

The Fund has adopted a plan of distribution (the "Plan") with respect to its Class S shares. The Plan provides for two categories of payments. First, the Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Fund's Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of its Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class S shares owned by its clients, in addition to the ..25% account maintenance fee described above. The Fund currently intends to limit the amount of distribution expenses to .60% per annum of the average daily net assets of Class S shares.

Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Fund's shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plan at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund or the applicable class of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund (or class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of the Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

Jill T. McGruder and John F. Barrett, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for the Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer. Because the portfolio securities of the Fund are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Fund will consist primarily of dealer or underwriter spreads. No brokerage commissions were paid by the Fund during the last three fiscal years.

The Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the

Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund or the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used in connection with the Fund.

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Fund may effect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances, there may be securities that are suitable for the Fund as well as for the Sub-Advisor's other clients. Investment decisions for the Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

During the fiscal year ended September 30, 2002, the Fund acquired securities of the Trust's regular broker-dealers as follows:

--------------------------------------------------------------------------------
                                                                   MARKET VALUE
BROKER-DEALER                        SECURITY                      AS OF 9-30-02
--------------------------------------------------------------------------------
Bank of America Corporation          7.50% Note due 10/15/02        $  100,150
--------------------------------------------------------------------------------
Salomon Smith Barney                 6.50% Note due 10/15/02        $  100,089
--------------------------------------------------------------------------------
Merrill Lynch  & Co.                 8.30% Note due 11/1/02         $  351,697
--------------------------------------------------------------------------------
Merrill Lynch & Co.                  5.75% Note due 11/04/02        $  100,312
--------------------------------------------------------------------------------
Bank One Corp.                       7.375% Note due 12/01/02       $  110,910
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter           7.125% Note due 1/15/03        $  329,248
--------------------------------------------------------------------------------
Bear Stearns & Co.                   6.125% Note due 2/01/03        $3,077,909
--------------------------------------------------------------------------------
Salomon Smith Barney                 7.50% Note due 2/01/03         $  458,060
--------------------------------------------------------------------------------
Merrill Lynch & Co.                  7.18% Note due 2/11/03         $  509,048
--------------------------------------------------------------------------------
Merrill Lynch & Co.                  6.00% Note due 2/12/03         $1,426,231
--------------------------------------------------------------------------------
Salomon Smith Barney                 6.75% Note due 2/15/03         $  512,809
--------------------------------------------------------------------------------
Bank of America Corporation          6.85% Note due 3/1/03          $  203,507
--------------------------------------------------------------------------------
Merrill Lynch & Co.                  6.875% Note due 3/1/03         $  355,653
--------------------------------------------------------------------------------
Bear Stearns & Co.                   6.20% Note due 3/30/03         $  682,562
--------------------------------------------------------------------------------
Merrill Lynch & Co.                  6.13% Note due 4/07/03         $  204,189
--------------------------------------------------------------------------------
Bank One Corp.                       6.625% Note due 4/15/03        $  101,628
--------------------------------------------------------------------------------
Bank One Corp.                       6.625% Note due 4/15/03        $  255,878
--------------------------------------------------------------------------------
Bear Stearns & Co.                   6.75% Note due 4/15/03         $1,212,626
--------------------------------------------------------------------------------
Wells Fargo Corp.                    6.875% Note due 4/15/03        $  122,338
--------------------------------------------------------------------------------
Merrill Lynch  & Co.                 4.97% Note due 4/30/03         $  495,374
--------------------------------------------------------------------------------
Bank of America Corporation          7.00% Note due 5/15/03         $  127,832
--------------------------------------------------------------------------------
Salomon Smith Barney                 6.25% Note due 5/15/03         $  419,089
--------------------------------------------------------------------------------
Bank of New York Co., Inc.           6.625% Note due 6/15/03        $  128,698
--------------------------------------------------------------------------------
Wells Fargo Corp.                    7.25% Note due 7/14/03         $  207,230
--------------------------------------------------------------------------------
Bear Stearns & Co.                   6.70% Note due 8/01/03         $  555,202
--------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.              8.50% Note due 8/15/03         $  778,081
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc.     7.125% Note due 8/15/03        $  365,326
--------------------------------------------------------------------------------
Salomon Smith Barney                 6.75% Note due 8/15/03         $  877,825
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc.     Repurchase Agreement           $1,430,000
--------------------------------------------------------------------------------

During the fiscal year ended September 30, 2002, the Trust entered into repurchase transactions with the following entities who may be deemed to be regular broker-dealers of the Trust as defined under the 1940 Act: BMO Nesbitt-Burns Securities Inc., Morgan Stanley, Dean Witter, Inc., Wachovia Investments, Inc. and Wells Fargo Brokerage Services, Inc.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in the Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

CALCULATION OF SHARE PRICE
--------------------------

The share price (NAV) of the Fund's shares is determined as of 4:00 p.m., Eastern time, on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the Fund's share price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of the Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Fund.

Pursuant to Rule 2a-7, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review of a Fund's portfolio holdings by the Board of Trustees to determine whether the Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board has also established procedures designed to ensure that the Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

CHOOSING A SHARE CLASS
----------------------

The Fund offers two classes of shares: Class A and Class S shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular distribution fee structure as compensation for their services. Class A shares are subject to lower ongoing expenses than Class S shares over the term of the investment. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.


CLASS A SHARES. Class A shares are subject to an annual 12b-1 distribution fee of up to .35% of the Fund's average daily net assets allocable to Class A shares.

CLASS S SHARES. Class S shares are currently subject to an annual 12b-1 distribution fee of up to 0.60% of the Fund's average daily net assets allocable to Class S shares. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts.

Touchstone may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in the Touchstone Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

TAXES
-----

The Prospectus  describes  generally the tax treatment of  distributions  by the
Fund.  This  section  of  the  Statement  of  Additional   Information  includes
additional information concerning federal taxes.

The Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. As of September 30, 2002, the Fund had capital loss carryforwards of $3,332 for federal income tax purposes, which expire September 30, 2008.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. In the event payment is made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

Yield quotations on investments in the Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)^365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Funds do not normally recognize unrealized gains and losses under the amortized cost valuation method). The current and effective yield for Class A shares of the Money Market Fund for the seven days ended September 30, 2002 were 1.76% and 1.78%, respectively.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yields are computed separately for Class A and Class S shares of the Fund. The yield of Class A shares is expected to be higher than the yield of Class S shares due to the higher distribution fees imposed on Class S shares.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance with performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use iMoneyNet, Inc.'s Money Fund Report to discuss or compare its performance. iMoneyNet, Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Fund may compare performance rankings with money market funds appearing in the First Tier Taxable category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of December 16, 2002, the principal owners of Class A shares of the Fund are listed in the following table:

----------------------------------------------
SHAREHOLDER                          % OF FUND
----------------------------------------------
Fort Washington Private Equity          7.45%
420 East Fourth Street
Cincinnati, OH 45202
----------------------------------------------
Link & Co.                             10.36%
P.O. Box 630074
Cincinnati, OH 45263
----------------------------------------------

*May be deemed to control the Fund (or class) by virtue of the fact that it owned beneficially more than 25% of the outstanding shares as of December 16, 2002.

As of December 16, 2002, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of the Fund.

CUSTODIAN
---------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for the Fund. The Fifth Third Bank acts as the Fund's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from the Fund a base fee at the annual rate of .005% of average net assets

(subject to a minimum annual fee of $1,500 and a maximum fee of $5,000) plus transaction charges for each security transaction of the Fund.

INDEPENDENT AUDITORS
--------------------

The firm of Ernst & Young LLP, Cincinnati, Ohio has been selected as independent auditors for the Trust for the fiscal year ending September 30, 2003. The independent auditors will perform an annual audit of the Trust's financial statements and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated is an affiliate of the Advisor by reason of common ownership.

ACCOUNTING AND PRICING AGENT. Integrated also provides accounting and pricing services to the Fund. These services include calculating daily NAV per share and maintaining all necessary books and records for the Fund. For calculating daily NAV per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, the Fund pays Integrated a monthly fee based on the asset size of the Fund.

ADMINISTRATIVE AGENT. Integrated is retained by the Advisor to assist the Advisor in providing administrative services to the Fund. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, Integrated receives a monthly fee from the Fund based on the Fund's average daily net assets.

FINANCIAL STATEMENTS
--------------------

The Fund's financial statements as of September 30, 2002 appear in the Trust's annual report, which is incorporated by reference herein.

PART C.          OTHER INFORMATION
-------          -----------------

Item 23.          Exhibits
-------           --------
    (a)(i)           ARTICLES OF INCORPORATION
                     Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated December 8, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated January 31, 1995, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

       (v) Amendments dated March 16, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

       (vi) Amendment dated April 6, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (vii) Amendment dated September 21, 2000 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

       (viii) Amendment dated March 27, 2001 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is hereby incorporated by reference.

      (ix) Amendment dated June 14, 2002 to Registrant's Restated Agreement and Declaration of Trust is filed herewith.

      (x) Amendment dated November 21, 2002 to Registrant's Restated Agreement and Declaration of Trust is filed herewith.

    (b)(i)           BYLAWS
                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, are hereby incorporated by reference.

       (ii) Amendment to Bylaws adopted on January 10, 1984, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

      (d)            INVESTMENT ADVISORY CONTRACTS

         (i) Investment Advisory Agreement between Touchstone Advisors, Inc. and Touchstone Investment Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (ii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (iii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Core Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (iv) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Touchstone Intermediate Term U.S. Government Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is hereby incorporated by reference.

         (v) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Touchstone U.S. Government Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

         (vi) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

        (vii) Sub-Advisory Agreement between Fort Washington Investment Advisors, Inc. and Touchstone Advisors, Inc. for the Touchstone Institutional U.S. Government Money Market Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

     (e)           UNDERWRITING CONTRACTS
         (i) Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is incorporated by reference.

         (ii) Form of Underwriter's Dealer Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78 is incorporated by reference.

      (f)          BONUS OR PROFIT SHARING CONTRACTS
                   Touchstone Trustee Deferred Compensaton Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 76 is hereby incorporated by reference.

      (g)          CUSTODIAN AGREEMENTS
         (i) Custody Agreement with The Fifth Third Bank, the Custodian for the U.S. Government Money Market Fund, the Intermediate Term U.S. Government Money Market Fund, the Institutional U.S. Government Money Market Fund, the Money Market Fund and the High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

        (ii) Custody Agreement with Investors Bank & Trust Company, the Custodian for the Core Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

       (iii) Delegation Agreement with Investors Bank & Trust Company, the Custodian for the Core Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

      (h)          OTHER MATERIAL CONTRACTS
          (i) Registrant's Amended and Restated Accounting and Pricing Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

         (ii) Registrant's Amended and Restated Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

        (iii) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum is filed herewith.

        (iv) Form of Accounting Service Agreement with Integrated Fund Services, Inc., on behalf of the Core Bond Fund is filed herewith.

        (v) Form of Administration Agreement with Integrated Fund Services, Inc., on behalf of the Core Bond Fund is filed herewith.


       (vi)        Administration Agreement between Touchstone Advisors, Inc.
                   and Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

      (vii) Allocation Agreement providing for the allocation of proceeds received under the joint Fidelity Bond, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

      (viii) Amended Expense Limitation Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

      (ix) Sponsor Agreement for the Core Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

      (i)         LEGAL OPINION
                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

      (j)         OTHER OPINIONS
                  None

      (k)         OMITTED FINANCIAL STATEMENTS
                  None

      (l)         INITIAL CAPITAL AGREEMENTS
                  None.

      (m)         RULE 12B-1 PLAN
           (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

          (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

          (iv) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class S Shares is filed herewith.

          (v) Form of Administration Agreement for the administration of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 78, is hereby incorporated by reference.

          (vi) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum is filed herewith.

      (n)         RULE 18f-3 PLAN
                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System is filed herewith.

     (p)          CODE OF ETHICS
           (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (ii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (iii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

           (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75 is incorporated by reference.

Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, and including persons who served as directors or officers of Midwest Income Investment Company (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Trust" shall include Midwest Income Investment Company, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc., in its capacity as investment advisor and Fort Washington Investment Advisors, Inc., in its capacity as sub-advisor and Touchstone Securities, Inc., in its capacity as principal underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-
               ADVISOR
               ----------------------------------------------------------------
          A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone Tax-Free  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a)  President and a Director of Fort Washington  Brokerage
                         Services,   Inc.,  a  broker-dealer.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer and Integrated Fund Services, Inc., a transfer agent.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, IFS Insurance Agency, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) A Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  William F. Ledwin, a Director of the Advisor

                    (a) A Director of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc., IFS Fund Distributors, Inc., Touchstone Advisors, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc., 421 East Fourth Street, a real estate brokerage and management service provider.

                    (b) President and a Director of Fort Washington Investment Advisors, Inc.

                    (c)  Vice President and Chief Investment Officer of Columbus
                         Life  Insurance   Company,   400  East  Fourth  Street,
                         Cincinnati, OH., a life insurance company.

                    (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company.

               (6)   Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (7)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

                    (c) Assistant Treasurer of Touchstone Variable Series Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust

               (8)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (9)  James N. Clark, A Director of the Advisor

                    (a) A Director of IFS Financial Services, Inc., IFS
                        Insurance Agency, Inc. and IFS Systems, Inc.

               (10)  Robert F. Morand, Secretary of the Advisor

                     (a) Secretary of Touchstone Securities, Inc., IFS Agency
                         Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

                     (b) Assistant Secretary of IFS  Financial Services, Inc.
                         and Touchstone Advisors, Inc.

               (11)   Donald  W. Cummings, Vice President of the Advisor

                     (a) Chief Financial Officer of Integrity Life Insurance 515 West Market Streeet, Louisville, Kentucky

               (12)   Kevin L. Howard, Vice President of the Advisor

                     (a) Vice President and General Counsel of Integrity Life Insurance, 515 West Market Street, Louisville, Kentucky

               (13)   Patrick T. Bannigan, Senior Vice President of the Advisor

                      (a)  Senior Vice President of Touchstone Securities, Inc.

                      (b) Senior Vice President of Evergreen Investment Services until March 2002.

              (14)    Michael S. Spangler, Vice President of the Advisor

                      (a)  Vice President of Touchstone Securities, Inc.

                      (b) Vice President of Evergreen Investment Services until July 2002.

          B.   FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft.  Washington") is a
               registered   investment   adviser  which  provides   sub-advisory
               services to the Funds. Ft. Washington also serves as the Sub-Advisor to Touchstone Tax-Free Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  William  F.  Ledwin,   President   and  a  director  of  Ft.
                    Washington - See biography above

               (2)  John F. Barrett, a Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company

                    (b) Trustee of Touchstone Variable Series Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust

               (3)  James  J.  Vance,  Treasurer  of  Ft. Washington -
                     See biography above

               (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (6)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (8)  John J. Goetz, Vice President of Ft. Washington

               (9)  James A. Markley, Managing Director of Ft. Washington

               (10) Roger M. Lanham - Vice President and Senior Portfolio
                    Manager of Ft. Washington

               (11) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (12) John J. O'Connor, Director of Research of Ft. Washington

               (13) Timothy J. Policinksi, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (i) Vice President - Public Bond Manager of Lincoln
                        Investment Management, Ft. Wayne, Indiana, until June
                        2001

               (14) Daniel J. Carter, Assistant Portfolio Manager - Fixed Income
                    of Ft. Washington

                    (i) Securities Analyst at Ohio Casualty Group until 2000.

               (15) Michele Hawkins - Compliance Officer of Ft. Washington

               (16) Kenneth Ryan - Assistant Vice President - Director of
                    Operations of Ft. Washington

               (17) Donald J. Wuebbling - Secretary of Ft. Washington See biography above

Item 27        Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

                    Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.
                   *The address is 420 East Fourth Street, Cincinnati, Ohio
                    45202.
                  **The address is 400 Broadway, Cincinnati, Ohio 45202.
                 ***The address is 515 West Market Street, Louisville, Kentucky
                    40202.


                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  Trustee

                    William F. Ledwin*     Director            None


                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Treasurer          Assistant
                                                              Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Robert F. Morand**     Secretary           None


                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    Donald W. Cummings***  Vice President      None

                    Donald J. Wuebbling**  Director            None

                    John R. Lindholm**     Vice President      None

                    Partick T. Bannigan    Senior Vice         President
                                           President

                    Michael S. Spangler    Vice President      Vice President

            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that this Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 31st day of December, 2002.

                                             TOUCHSTONE INVESTMENT TRUST


                                              By:/s/ Tina D. Hosking
                                                 ---------------------------
                                                 Tina D. Hosking
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 31st day of December, 2002.


/s/ Patrick T. Bannigan
-------------------------              President
PATRICK T. BANNIGAN


/s/ Scott A. Englehart
-------------------------              Treasurer
SCOTT A. ENGLEHART


*JOHN F. BARRETT                       Trustee
---------------------

*JILL T. MCGRUDER                      Trustee
---------------------

* WILLIAM O. COLEMAN                   Trustee
----------------------

* PHILLIP R. COX                       Trustee
----------------------

* H. JEROME LERNER                     Trustee
----------------------

* OSCAR P. ROBERTSON                   Trustee
----------------------

* NELSON SCHWAB, JR.                   Trustee
----------------------

* ROBERT E. STAUTBERG                  Trustee
----------------------

* J. LELAND BREWSTER                   Trustee
----------------------

*JOHN P. ZANOTTI                       Trustee
---------------------


  By /s/ Tina D. Hosking
    --------------------------
    Tina D. Hosking
   *Attorney-in-Fact
    December 31, 2002

                        EXHIBIT INDEX
                        --------------



EXHIBIT INDEX

1.  Amendment dated June 14, 2002 to Restated Agreement and Declaration of Trust

2. Amendment dated November 21, 2002 to Restated Agrerment and Declaration of Trust

3.  Accounting Services Agreement

4.  Administration Agreement

5.  Anti-Money Laundering Compliance Program Service Agreement Addendum

6.  Form of Plan of Distribution for Class S shares

7.  Consent of Independent Auditors

8.  Amended Rule 18f-3 Plan

9.  Power of Attorney for Jill T. McGruder